Financial assets at fair value through other comprehensive income - Narrative (Details) R / shares in Units, £ in Millions, shares in Millions				3 Months Ended	12 Months Ended
	Sep. 30, 2022	Apr. 21, 2022 GBP (£)	Apr. 21, 2022 ZAR (R) R / shares shares	Jun. 30, 2022	Dec. 31, 2021 GBP (£)	[1]	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of financial assets [line items]
Proceeds from sales of investments					£ 3,757		£ 8,480	£ 3,590
South African Rand
Disclosure of financial assets [line items]
Exchange rate | R			20.04
Forecast
Disclosure of financial assets [line items]
Potential increase in capital ratio	(0.30%)			0.10%
Absa Group Limited | Other disposals of assets
Disclosure of financial assets [line items]
Number of shares sold (in shares) | shares			63
Number of shares sold as % of total shares			7.40%
Price per share (in ZAR per share) | R / shares			R 164.00
Proceeds from sales of investments		£ 516	R 10,300,000,000
Loss on disposals of investments		£ 42

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.